Summary of Significant Accounting Policies (Details Textual) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012 Segment	Dec. 31, 2011
Summary of significant accounting policies (Textual)
Allowance for doubtful accounts receivable	$ 117,632		$ 117,632		$ 0	$ 0
Amortization expense			64,000
Asset Impairment	946,931		946,931
Estimated useful asset lives					5 to 39 years.
Percentage of contract value that is recognized at the completion of the planning phase			50.00%		50.00%
Percentage of engagement fee due and non-refundable as per clause			50.00%		50.00%
Percentage of contract value recognized at completion of field work phase			40.00%		40.00%
Remaining percentage of contract value that recognize at completion of report phase			10.00%		10.00%
Research and development		926	289	54,059	64,386	93,489
Advertising and marketing expenses					$ 130,000	$ 116,000
Number of operating segments					1